Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Government institutions		$ 26	$ 113
Prepaid expenses		14	18
Advances to suppliers		57	30
Other		55	33
Other current assets	$ 241	$ 152	$ 194